Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Segments	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Net revenue	$ 46,881	$ 52,329	$ 53,041	[1]
Non current Assets	199,891	207,834
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	501	668	710
Non current Assets	2,496	2,215	2,117
United States [member]
Disclosure of operating segments [line items]
Net revenue	13,815	13,693	13,624
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	5,868	7,277	7,375
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	43,044	47,984	48,602
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 3,837	$ 4,345	$ 4,439

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.